Selected Daily Government Fund

A series of Selected Capital Preservation Trust

Class / Ticker: S (SDGXX), D (SGDXX),

SUMMARY PROSPECTUS	May 1, 2013

Before you invest, you may want to review Selected Daily Government Fund’s statutory prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund at no cost online at www.selectedfunds.com/applications_and_prospectuses, by calling 1-800-243-1575, or by sending an e-mail request to slinvestor.services@dsaco.com. The current statutory prospectus and statement of additional information, dated May 1, 2013, as may be further amended or supplemented, and the most recent shareholder report, dated December 31, 2012, are incorporated by reference into this summary prospectus and may be obtained, free of charge, in the same manner as the statutory prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective

Selected Daily Government Fund’s investment objective is to provide as high a level of current income as possible from the type of short-term investments in which it invests, consistent with prudent investment management, stability of principal and maintenance of liquidity.

Fees and Expenses of Selected Daily Government Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of Selected Daily Government Fund.

Shareholder Fees (fees paid directly from your investment)	Class S shares	Class D shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares.)	None	None
Maximum sales charge (load) imposed on reinvested dividends	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class S shares	Class D shares
Management Fees	0.30%	0.30%
Distribution and/or service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.85%	0.40%
Total Annual Operating Expenses	1.40%	0.70%
Less Fee Waiver or Expense Reimbursement(1)	1.28%	0.58%
Net Expenses	0.12%	0.12%
(1)

The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2014. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S shares	$143	$443	$766	$1,680
Class D shares	$ 72	$224	$390	$871

SUMMARY PROSPECTUS • MAY 1, 2013 • SELECTED DAILY GOVERNMENT FUND • 1 OF 4

Principal Investment Strategies

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

Selected Daily Government Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

Principal Risks of Investing in Selected Daily Government Fund

The principal risks of investing in the Fund are:

U.S. Government Securities risk. Government securities, like other debt securities, generally, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.

Repurchase Agreement risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.

Variable Current Income risk. The income which the Fund pays to investors is not stable.

Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.

Inflation risk. Also called purchasing power risk, is the chance that the cash flows from an investment won’t be worth as much in the future because of changes in purchasing power due to inflation.

Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.

Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.

Fees and Expenses risk. The Fund may not earn enough through income to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Results

The bar chart below provides some indication of the risks of investing in Selected Daily Government Fund by showing how the Fund’s investment results have varied from year to year. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.selectedfunds.com or by calling 1-800-243-1575.

Selected Daily Government Fund

Annual Total Returns for Class S Shares

For the years ended December 31

Highest/Lowest quarterly results during this time period were:

Highest	1.15% for the quarter ended December 31, 2006
Lowest	0.00% for the quarter ended December 31, 2012

Total return for the three months ended March 31, 2013 (not annualized) was 0.04%.

SUMMARY PROSPECTUS • MAY 1, 2013 • SELECTED DAILY GOVERNMENT FUND • 2 OF 4

Selected Daily Government Fund Average Annual Total Returns (for the periods ended December 31, 2012)

	Past 1 Year	Past 5 Years	Past 10 Years
Class S shares	0.08%	0.49%	1.50%
Class D shares	0.08%	0.58%	1.81	%*
*	Class D shares were first offered to the public on May 3, 2004. The return presented is for the life of the class.

Selected Daily Government Fund Yield, Class S Shares

(as of December 31, 2012)

7-Day SEC Yield	0.00%

You can obtain Selected Daily Government Fund’s most recent 7-day SEC Yield by calling Investor Services toll-free at 1-800-243-1575, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Management

Investment Adviser

Davis Selected Advisers, L.P. serves as Selected Daily Government Fund’s investment adviser.

Sub-Adviser

Davis Selected Advisers-NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.

Portfolio Manager

Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Creston King	Since August 1999	Vice President, Davis Selected Advisers-NY

Purchase and Sale of Fund Shares

	Class S shares	Class D shares
Minimum Initial Investment	$1,000	$10,000	(1)
Minimum Additional Investment	$25	$25

(1)	Class D shares may not be available for purchase through some financial intermediaries.

You may sell (redeem) shares each day the New York Stock Exchange is open. Your transaction may be placed through your dealer or financial adviser, by writing to Selected Funds c/o State Street Bank and Trust Company, P.O. Box 8243, Boston, MA 02266-8243, telephoning 1-800-243-1575 or accessing Selected Funds’ website (www.selectedfunds.com).

Tax Information

Distributions (if any) may be taxed as ordinary income or capital gains by federal, state and local authorities. Generally, the Fund does not distribute capital gains. Redemptions, including exchanges, will not normally result in a capital gain or loss for federal or state income tax purposes

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Selected Daily Government Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY PROSPECTUS • MAY 1, 2013 • SELECTED DAILY GOVERNMENT FUND • 3 OF 4

Tax Information

Distributions (if any) may be taxed as ordinary income or capital gains by federal, state and local authorities. Generally, the Fund does not distribute capital gains. Redemptions, including exchanges, will not normally result in a capital gain or loss for federal or state income tax purposes

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Selected Daily Government Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Company Act File No. 811-5240

SUMMARY PROSPECTUS • MAY 1, 2013 • SELECTED DAILY GOVERNMENT FUND • 4 OF 4

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

800-243-1575

selectedfunds.com